INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
Operating loss carryforward	$ 257,000
Deferred tax assets, valuation allowance	10,042	$ 8,582
Deferred tax assets, valuation allowance increased	1,500	400
Valuation allowance, deferred tax asset, increase	1,800	1,500
Utilization of valuation allowance	300	1,100
Unrecognized tax benefits disallowances	24,000	18,300
Deferred tax liabilities on Property, plant and equipment	4,335	4,100	$ 4,086
Unrecognized tax benefits	3,600	3,600
Unrecognized tax penalties and interests	800	400
Unrecognized tax benefits, Accrued interest and penalties	61,100	51,000
unrecognized tax benefits, excluding accrued interest and penalties	2,900	$ 2,000
Net unrecognized tax benefits	64,000
SAUDI ARABIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	188,000
Other Countries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	$ 69,000
VIRGIN ISLANDS, BRITISH
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
UNITED ARAB EMIRATES
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	40.00%